Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 0	$ 54,237
Amounts representing interest and deferred finance fees	0	(10,594)
Finance lease obligations, net of interest and deferred finance fees	0	43,643
Current portion of finance lease obligations	0	2,151
Current portion of deferred finance fees	0	(122)
Non-current portion of finance lease obligations	0	42,177
Non-current portion of deferred finance fees	0	(563)
Total finance lease obligations, net of deferred finance fees	0	43,643
CMBFL Shandong
Lessee, Lease, Description [Line Items]
Finance lease obligations	$ 0	$ 54,237